Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net Income	$ 104.4	$ 89.5	$ 155.2
Depreciation and amortization	58.0	50.0	46.2
Impairment charges	1.2	0.6	0.0
Loss on sale or disposal of assets	1.4	3.2	0.8
Deferred income taxes	1.4	16.0	7.1
Stock-based compensation expense	6.0	2.8	2.6
Pension and other postretirement expense	14.9	0.0	0.0
Pension and other postretirement contributions and payments	(20.7)	0.0	0.0
Accounts receivable, including due from related party	(17.7)	(11.8)	102.3
Inventories, net	(66.8)	29.2	44.9
Accounts payable, including due to related party	16.2	(8.1)	(50.2)
Other accrued expenses	26.2	3.2	(11.3)
Prepaid expenses	(27.6)	0.3	(0.1)
Other, net	(3.0)	0.2	(0.9)
Net Cash Provided (Used) by Operating Activities	93.9	175.1	296.6
Capital expenditures	(129.6)	(182.8)	(167.2)
Proceeds from disposals of property, plant and equipment	0.0	0.2	0.3
Other	0.0	1.0	0.1
Net Cash Used by Investing Activities	(129.6)	(183.6)	(167.0)
Cash dividends paid to shareholders	(12.7)	0.0	0.0
Purchase of treasury shares	(34.7)	0.0	0.0
Proceeds from exercise of stock options	(5.8)	0.0	0.0
Payment on long-term debt	(30.2)	0.0	(8.5)
Proceeds from issuance of debt	185.2	0.0	0.0
Dividend paid to The Timken Company	50.0	0.0	0.0
Net transfers (to)/from Timken and affiliates	3.8	8.5	(121.1)
Cash received from Timken for settlement of separation	3.0	0.0	0.0
Net Cash Provided (Used) by Financing Activities	70.2	8.5	(129.6)
Effect of exchange rate changes on cash	0.0	0.0	0.0
Increase (Decrease) In Cash and Cash Equivalents	34.5	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	$ 34.5	$ 0.0	$ 0.0